Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense	$ (18,343,984)	$ (12,744,344)	$ (10,104,593)
Tax at the Australian tax rate of 27.5% (2017 and 2018: 27.5%)	(5,044,596)	(3,504,695)	(2,778,763)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	435,046	807,896	234,385
Other non-deductible expenses	3,771,771	2,962,323	628,111
Non-assessable income	(1,445,111)	(883,971)	(911,975)
Capital listing fee	(99,976)	(79,152)	(64,120)
Difference in overseas tax rates	2,040,517	828,289	811,346
Income tax expense before adjustment	(342,349)	130,690	(2,081,016)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	$ 342,349	(129,014)	1,343,629
Income tax (benefit)/expense		$ 1,676	$ (737,387)